As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
(Exact name of registrant as specified in charter)

309 Technology Drive
Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.
Quaker Investment Trust
309 Technology Drive
Malvern, PA 19355
(Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments

Quaker Event Arbitrage Fund
March 31, 2014 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 66.4%

Basic Materials — 3.7%
Chemicals — 3.1%
Ashland, Inc.	20,100	$1,999,548
The Mosaic Co.	23,500	1,175,000
		3,174,548
Forest Products & Paper — 0.6%
International Paper Co.	6,100	279,868
KapStone Paper and Packaging Corp. (a)	9,800	282,632
		562,500
Total Basic Materials (Cost $3,582,176)		3,737,048
Communications — 17.8%
Internet — 3.0%
30DC, Inc. (a)	50,000	5,000
eBay Inc. (a)	11,500	635,260
Equinix, Inc. (a)(b)	1,700	314,228
FTD Companies, Inc. (a)(b)	47,500	1,510,975
Unwired Planet, Inc. (a)	271,372	588,877
		3,054,340
Media — 9.8%
Charter Communications, Inc. (a)(b)	12,500	1,540,000
News Corp. Class A (a)	112,200	1,932,084
Time Warner Inc.	41,500	2,711,195
Tribune Co. Class A (a)	16,500	1,314,225
Twenty-First Century Fox, Inc.	78,217	2,434,113
		9,931,617
Telecommunications — 5.0%
Comverse, Inc. (a)	43,900	1,518,062
Telephone & Data Systems, Inc.	83,100	2,178,051
tw telecom Inc. (a)	44,900	1,403,574
Verizon Communications Inc.	120	5,708
		5,105,395
Total Communications (Cost $17,650,748)		18,091,352
Consumer, Cyclical — 5.8%
Auto Manufacturers — 0.9%
General Motors Co.	26,500	912,130
Lodging — 0.0%
Trump Entertainment Resorts, Inc. (a)^*	8,949	0
Trump Entertainment Resorts, Inc. (a)^*	135	409
		409
Retail — 4.9%
CST Brands, Inc.	60,600	1,893,144
Darden Restaurants, Inc. (b)	32,500	1,649,700
Regis Corp.	107,000	1,465,900
		5,008,744
Total Consumer, Cyclical (Cost $6,184,958)		5,921,283
Consumer, Non-cyclical — 13.7%
Beverages — 1.9%
PepsiCo, Inc.	22,500	1,878,750
Biotechnology — 0.0%
Maxygen, Inc. (a)^*	68,000	2,040
Commercial Services — 4.8%
Hertz Global Holdings, Inc. (a)(b)	61,500	1,638,360
Sotheby's	42,270	1,840,859
The Western Union Co. (b)	83,200	1,361,152
		4,840,371
Cosmetics & Personal Care — 0.5%
Physicians Formula Holdings, Inc. (a)^*	95,600	468,440

Food — 3.2%
Mondelez International, Inc.	37,300	1,288,715
Safeway Inc.	40,000	1,477,600
WhiteWave Foods Co. Class A (a)	18,600	530,844
		3,297,159
Healthcare-Products — 3.3%
Hologic, Inc. (a)	81,300	1,747,950
Synovis Life Technologies, Inc. (a)^*	43,000	33,041
Volcano Corp. (a)(b)	79,600	1,568,916
		3,349,907
Pharmaceuticals — 0.0%
INYX, Inc. (a)●	167,850	151
Savient Pharmaceuticals, Inc. (a)^*+#	1,000	45,623
		45,774
Total Consumer, Non-cyclical (Cost $14,023,927)		13,882,441
Diversified — 1.3%
Holding Companies-Diversified — 1.3%
Boulevard Acquisition Corp. (a)	75,000	755,250
Levy Acquisition Corp. (a)	52,800	532,752
Stoneleigh Partners Acquisition Corp. (a)^*	400	0
		1,288,002
Total Diversified (Cost $1,277,088)		1,288,002
Energy — 6.7%
Oil & Gas — 5.6%
Devon Energy Corp.	25,000	1,673,250
Dresser-Rand Group, Inc. (a)	24,400	1,425,204
National Oilwell Varco Inc.	13,200	1,027,884
QEP Resources, Inc.	50,750	1,494,080
		5,620,418
Oil Equipment & Services — 1.1%
Oil States International, Inc. (a)	11,500	1,133,900
Total Energy (Cost $6,623,886)		6,754,318
Financial — 2.4%
Insurance — 1.4%
Ambac Financial Group, Inc. (a)	47,200	1,464,616
Savings & Loans — 1.0%
Fox Chase Bancorp, Inc. (b)	59,800	1,007,630
Total Financial (Cost $2,047,353)		2,472,246
Healthcare — 0.9%
Healthcare-Services — 0.9%
Diagnostic Services Holdings, Inc. (a)^	10,221	912,509
Total Healthcare (Cost $735,000)		912,509
Industrial — 7.7%
Aerospace & Defense — 2.1%
API Technologies Corp. (a)	715,970	2,097,792
Electronics — 1.8%
Agilent Technologies, Inc.	26,600	1,487,472
IEC Electronics Corp. (a)	82,900	371,392
		1,858,864
Engineering & Construction — 1.0%
URS Corp.	21,000	988,260
Environmental Control — 1.1%
Calgon Carbon Corp. (a)	54,000	1,178,820
Miscellaneous Manufacturing — 1.3%
LSB Industries, Inc. (a)	35,000	1,309,700
Packaging & Containers — 0.4%
Rock Tenn Co.	3,800	401,166
Total Industrial (Cost $7,974,077)		7,834,602
Technology — 6.4%
Computers — 3.4%
Computer Horizons Corp. (a)^*	65,000	0
EMC Corp.	48,000	1,315,680
NetApp, Inc.	56,300	2,077,470
		3,393,150
Semiconductors — 1.4%
Tessera Technologies, Inc. (b)	62,100	1,467,423

Software — 1.6%
Contra Softbrands, Inc. (a)^*	5,000	0
Network-1 Technologies, Inc. (a)	235,000	378,350
Nuance Communications, Inc. (a)(b)	70,100	1,203,617
		1,581,967
Total Technology (Cost $6,004,261)		6,442,540
Total Domestic Common Stocks
(Cost $66,103,474)		67,336,341

Foreign Common Stocks — 5.6%

Bermuda — 0.9%
Real Estate — 0.9%
Brookfield Property Partners LP (b)	47,000	878,900
Total Bermuda (Cost $984,590)		878,900
Canada — 0.8%
Mining — 0.0%
Sacre-Coeur Minerals, Ltd. (a)●	109,444	3,960
Oil & Gas — 0.8%
Talisman Energy, Inc.	84,500	843,310
Total Canada (Cost $1,049,735)		847,270
Germany — 0.4%
Pharmaceuticals — 0.4%
Celesio AG	9,996	341,660
Total Germany (Cost $314,427)		341,660
Jersey — 1.1%
Media — 1.1%
UBM PLC	100,000	1,136,989
Total Jersey (Cost $1,119,747)		1,136,989
Marshall Islands — 1.2%
Transportation — 1.2%
Teekay LNG Partners LP (b)	18,415	761,092
Teekay Offshore Partners LP (b)	12,616	412,796
Teekay Tankers Ltd. (b)	9,107	32,239
		1,206,127
Total Marshall Islands (Cost $1,178,615)		1,206,127
United Kingdom — 1.2%
Oil & Gas — 1.2%
Noble Corp PLC	37,949	1,242,450
Telecommunications — 0.0%
Vodafone Group PLC - ADR	218	8,025
Total United Kingdom (Cost $1,446,927)		1,250,475
Total Foreign Common Stocks
(Cost $6,094,041)		5,661,421

Preferred Stocks — 1.6%

Diagnostic Services Holdings, Inc. (a)^*	613	613,000
Federal Home Loan Mortgage Corp. (a)	3,000	51,000
Federal Home Loan Mortgage Corp. (a)^	4,500	81,000
Federal Home Loan Mortgage Corp. (a)	10,000	174,900
Federal Home Loan Mortgage Corp. (a)	1,000	16,950
Federal Home Loan Mortgage Corp. (a)	9,500	160,550
GeoMet, Inc., 9.60% (a)	3	9
MBIA Insurance Corp. (a)^#	10	500,000
		1,597,409
Total Preferred Stocks
(Cost $1,406,017)		1,597,409

Real Estate Investment Trusts — 2.7%

Brookfield DTLA Fund Office Trust Investor, Inc. - Preferred (a)	30,000	813,600
CommonWealth	74,600	1,961,980
		2,775,580
Total Real Estate Investment Trusts
(Cost $2,630,415)		2,775,580

Rights — 0.2%

Petrocorp, Inc. Escrow (a)^*	200	0
Sanofi (a)	650,000	207,870
		207,870
Total Rights
(Cost $215,670)		207,870

Warrants — 0.8%

Heineken Holding NV, Expiration: January, 2015 ^	700	785,057
Total Warrants
(Cost $768,540)		785,057
	Par	Fair
	Value	Value
Asset Backed Securities — 1.8%

United States — 1.8%
AFC Home Equity Loan Trust
Class 1A, Series 2000-2, 0.94%, 06/25/2030 ▲●	$13,588	12,371
Citigroup Mortgage Loan Trust, Inc.
Class M3, Series 2005-OPT1, 0.86%, 02/25/2035 ▲●	269,221	215,692
Countrywide Asset-Backed Certificates
Class 2M2, Series 2007-11, 0.47%, 06/25/2047 ▲●	572,207	329
Countrywide Asset-Backed Certificates
Class A1, Series 2006-SD4, 0.49%, 12/25/2036 #▲●	109,081	62,305
Countrywide Asset-Backed Certificates
Class A6, Series 2006-S6, 5.66%, 03/25/2034 ▲●	69,934	94,835
Countrywide Asset-Backed Certificates
Class M2, Series 2006-BC4, 0.47%, 11/25/2036 ▲●	815,477	23,888
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A, 0.40%, 04/15/2035 ▲●	37,056	30,744
Long Beach Mortgage Loan Trust
Class 2M1, Series 2002-1, 1.28%, 05/25/2032 ▲●	712,194	673,258
Structured Asset Investment Loan Trust
Class M1, Series 2003-BC9, 1.20%, 08/25/2033 ▲●	483,405	453,590
Structured Asset Securities Corp.
Class M6, Series 2005-WF2, 1.14%, 05/25/2035 ▲●	387,257	218,179
		1,785,191
Total United States (Cost $1,854,453)		1,785,191
Total Asset Backed Securities
(Cost $1,854,453)		1,785,191

Convertible Bonds — 1.4%

Finland — 0.3%
Talvivaara Mining Co. PLC 4.00%, 12/16/2015 *+●	3,200,000	352,680
		352,680
Total Finland (Cost $705,626)		352,680
United States — 1.1%
Frontline Bermuda Ltd. 4.50%, 04/14/2015 ●	1,100,000	1,001,000
U.S. Concrete, Inc. 9.50%, 08/31/2015 ^*#	100,000	100,000
		1,101,000
Total United States (Cost $872,837)		1,101,000
Total Convertible Bonds
(Cost $1,578,463)		1,453,680

Corporate Bonds — 3.9%

Basic Materials — 0.0%
Forest Products & Paper — 0.0%
NewPage Corp. 0.00%, 05/01/2012 ^*+	300,000	0
Total Basic Materials (Cost $198,769)		0
Consumer, Cyclical — 0.7%
Auto Parts & Equipment — 0.7%
Exide Technologies 8.63%, 02/01/2018 (b)+●	1,000,000	760,000
Total Consumer, Cyclical (Cost $583,750)		760,000

Energy — 0.6%
Oil & Gas — 0.4%
National JSC Naftogaz of Ukraine 9.50%, 09/30/2014 ●	500,000	472,500
Oil, Gas & Coal — 0.2%
OGX Petroleo e Gas Participacoes SA 8.50%, 06/01/2018 +●	3,500,000	175,000
Total Energy (Cost $1,126,336)		647,500
Financial — 2.6%
Diversified Financial Services — 2.3%
Depfa Funding II LP 6.50%, 10/29/2049 +●	1,000,000	854,147
Depfa Funding III LP 1.86%, 06/29/2049 +▲●	1,000,000	799,041
Lehman Brothers Holdings, Inc. 4.55%, 07/08/2014 +●	110,000	25,988
Lehman Brothers Holdings, Inc. 5.32%, 02/17/2015 +●	130,000	30,550
Lehman Brothers Holdings, Inc. 7.00%, 01/28/2020 +●	100,000	23,500
Lehman Brothers Holdings, Inc. 5.50%, 02/27/2020 +●	100,000	23,500
Lehman Brothers Holdings, Inc. 8.25%, 09/23/2020 +●	100,000	20,260
Lehman Brothers Holdings, Inc. 8.75%, 02/14/2023 +●	200,000	47,000
Twin Reefs Pass-Through Trust 0.00%, 12/29/2049 ^+#	1,000,000	470,000
		2,293,986
Insurance — 0.3%
Ambac Assurance Corp. 5.10%, 06/07/2020 #●	300,000	295,125
Venture Capital — 0.0%
Infinity Capital Group 7.00%, 12/31/2049 ^*+	25,000	0
Total Financial (Cost $2,651,375)		2,589,111
Utilities — 0.0%
Electric — 0.0%
Mirant Corp. 2.50%, 06/15/2021 ^*+	20,000	0
Total Utilities (Cost $0)		0
Total Corporate Bonds
(Cost $4,560,230)		3,996,611

Mortgage Backed Securities — 1.6%

United States — 1.6%
Countrywide Alternative Loan Trust
Class 2A2A, Series 2006-OC5, 0.32%, 06/25/2046 ▲●	85,710	69,743
GSR Mortgage Loan Trust
Class B2, Series 2005-5F, 5.76%, 06/25/2035 ▲●	628,584	377,440
LB-UBS Commercial Mortgage Trust
Class C, Series 2006-C3, 5.92%, 03/15/2039 ▲●	750,000	700,259
Wachovia Commercial Mortgage Securities Inc Pass-Thru Certificates
Class E, Series 2003-C9, 5.29%, 12/15/2035 ▲●	500,000	498,601
		1,646,043
Total United States (Cost $1,661,341)		1,646,043
Total Mortgage Backed Securities
(Cost $1,661,341)		1,646,043

Municipal Bonds — 1.4%

United States — 1.4%
City of Detroit MI Sewage Disposal System Revenue, Second Lien, Series A,
4.50%, 07/01/2035 ●	355,000	304,444
City of Detroit MI Water Supply System Revenue, Second Lien, Series B,
5.00%, 07/01/2034 ●	50,000	48,571
City of Detroit MI Water Supply System Revenue, Second Lien, Series C,
4.50%, 07/01/2029 ●	205,000	199,689
City of Detroit MI Water Supply System Revenue, Senior Lien, Series A,
5.00%, 07/01/2034 ●	500,000	480,870
City of Detroit MI Water Supply System Revenue, Senior Lien, Series A,
4.50%, 07/01/2035 ●	75,000	66,785
City of Detroit MI Water Supply System Revenue, Senior Lien, Series A,
5.00%, 07/01/2036 ●	200,000	189,450
City of Detroit MI Water Supply System Revenue, Senior Lien, Series C,
5.00%, 07/01/2041 ●	95,000	86,213
		1,376,022
Total United States (Cost $1,415,250)		1,376,022
Total Municipal Bonds
(Cost $1,415,250)		1,376,022

Term Loan — 0.5%

United States — 0.5%
Diagnostic Services Holdings, Inc. 14.50%, 05/05/2016 ^*	511,054	511,054
Total United States (Cost $511,054)		511,054
Total Term Loan
(Cost $511,054)		511,054

	Number	Fair
	of Contracts	Value
Purchased Options — 2.5%

Call Options — 1.9%
Aeropostale, Inc., Expiration: April, 2014
Exercise Price: $11.00 ●	2,000	5,000
CommonWealth REIT, Expiration: July, 2014
Exercise Price: $27.50	180	18,000
Dean Foods Co., Expiration: September, 2014
Exercise Price: $15.00 ●	1,500	243,750
General Motors Co., Expiration: January, 2015
Exercise Price: $35.00	600	169,800
Mondelez International Inc., Expiration: January, 2015
Exercise Price: $35.00	1,600	332,800
PepsiCo, Inc., Expiration: January, 2015
Exercise Price: $80.00	1,150	661,250
Quality Systems, Inc., Expiration: June, 2014
Exercise Price: $20.00 ●	1,335	46,725
Symantec Corp., Expiration: July, 2014
Exercise Price: $20.00	1,785	205,275
Symantec Corp., Expiration: January, 2015
Exercise Price: $20.00	1,200	212,400
URS Corp., Expiration: May, 2014
Exercise Price: $47.00 ^	210	37,590
Total Call Options(Cost $1,808,769)		1,932,590
Put Options — 0.6%
Applied Materials, Inc., Expiration: April, 2014
Exercise Price: $23.00 ●	600	155,400
EnLink Midstream LLC, Expiration: June, 2014
Exercise Price: $40.00 ●	142	74,550
iShares U.S. Energy ETF, Expiration: April, 2014
Exercise Price: $51.00 ●	215	16,125
Packaging Corp. of America, Expiration: April, 2014
Exercise Price: $67.50 ●	150	6,000
Teekay Corp., Expiration: July, 2014
Exercise Price: $60.00 ●	400	224,000
Twenty-First Century Fox, Inc., Expiration: April, 2014
Exercise Price: $33.00 ●	758	94,750
Total Put Options(Cost $1,012,107)		570,825
Total Purchased Options
(Cost $2,820,876)		2,503,415

	Number	Fair
	of Shares	Value
Investments Purchased with Proceeds from Securities Lending — 7.9%

Money Market Funds — 7.9%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.18% (c)(d)	8,022,532	8,022,532
Total Investments Purchased with Proceeds from Securities Lending
(Cost $8,022,532)		8,022,532
Total Investments
(Cost $99,642,356) — 98.3%		99,658,226
Other Assets in Excess of Liabilities, Net 1.7%		1,695,342
Total Net Assets — 100.0%		$101,353,568

Schedule of Securities Sold Short (e)
Common Stocks

Exco Resources, Inc.	50	280
VMware, Inc.	7,680	829,594
Total Common Stocks		829,874
(Proceeds $655,061)

Real Estate Investment Trusts

General Growth Properties, Inc.	17,400	382,800
Total Real Estate Investment Trusts		382,800
(Proceeds $370,797)
Total Securities Sold Short (Proceeds $1,025,858)		1,212,674

	Number
	of Contracts
Written Options

Call Options
Aeropostale, Inc., Expiration: April, 2014
Exercise Price: $14.00 ●	2,000	5,000
Agilent Technologies, Inc., Expiration: April, 2014
Exercise Price: $53.00 ^	266	82,194
Ambac Financial Group, Inc., Expiration: April, 2014
Exercise Price: $27.50 ^	225	84,600
Ashland, Inc., Expiration: April, 2014
Exercise Price: $87.50 ^	46	55,660
Ashland, Inc., Expiration: April, 2014
Exercise Price: $90.00 ●	155	147,250
Charter Communications, Inc., Expiration: May, 2014
Exercise Price: $120.00 ●	125	84,375
CommonWealth REIT, Expiration: July, 2014
Exercise Price: $29.00 ^	360	17,640
Comverse, Inc., Expiration: May, 2014
Exercise Price: $33.00 ^	182	41,496
CST Brands, Inc., Expiration: May, 2014
Exercise Price: $29.00 ●	173	44,547
Dean Foods Co., Expiration: September, 2014
Exercise Price: $18.00 ●	1,500	71,250
Dresser-Rand Group, Inc., Expiration: April, 2014
Exercise Price: $57.50 ^	244	45,872
eBay Inc., Expiration: April, 2014
Exercise Price: $52.50	115	35,765
EnLink Midstream LLC, Expiration: June, 2014
Exercise Price: $40.00 ●	142	11,360
General Motors Co., Expiration: April, 2014
Exercise Price: $34.00	265	27,825
General Motors Co., Expiration: January, 2015
Exercise Price: $40.00	600	77,400
Hertz Global Holdings, Inc., Expiration: April, 2014
Exercise Price: $27.00	185	10,360
Hologic, Inc., Expiration: April, 2014
Exercise Price: $21.00	547	35,555
iShares U.S. Energy ETF, Expiration: April, 2014
Exercise Price: $51.00 ●	215	14,513
Mondelez International, Inc., Expiration: April, 2014
Exercise Price: $33.00 ●	115	18,860
Mondelez International. Inc., Expiration: January, 2015
Exercise Price: $40.00 ●	1,600	87,200
The Mosaic Co., Expiration: April, 2014
Exercise Price: $47.50	235	62,275
NetApp, Inc., Expiration: April, 2014
Exercise Price: $36.00	75	9,825
NetApp, Inc., Expiration: May, 2014
Exercise Price: $34.00	88	29,480
News Corp., Expiration: May, 2014
Exercise Price: $16.00 ●	250	33,750
Nuance Communications, Inc., Expiration: April, 2014
Exercise Price: $13.00	230	96,600

Oil States International, Inc., Expiration: April, 2014
Exercise Price: $87.00 ^		115	134,435
Packaging Corp. of America, Expiration: April, 2014
Exercise Price: $67.50		150	36,000
PepsiCo, Inc., Expiration: May, 2014
Exercise Price: $80.00		225	92,475
PepsiCo, Inc., Expiration: January, 2015
Exercise Price: $85.00		1,150	371,450
Quality Systems, Inc., Expiration: June, 2014
Exercise Price: $22.50 ●		1,335	20,025
Sotheby's, Expiration: May, 2014
Exercise Price: $40.00 ●		125	55,000
Symantec Corp., Expiration: July, 2014
Exercise Price: $22.00		1,785	80,325
Symantec Corp., Expiration: January, 2015
Exercise Price: $25.00		1,200	50,400
Teekay Corp., Expiration: July, 2014
Exercise Price: $60.00 ●		400	56,000
Telephone & Data Systems, Inc., Expiration: April, 2014
Exercise Price: $25.00		320	35,200
Tessera Technologies, Inc., Expiration: April, 2014
Exercise Price: $19.00 ●		283	130,180
Time Warner Inc., Expiration: April, 2014
Exercise Price: $60.00 ●		165	84,975
Time Warner Inc., Expiration: May, 2014
Exercise Price: $60.00 ●		250	144,375
tw telecom Inc., Expiration: April, 2014
Exercise Price: $30.00 ●		90	13,500
Twenty-First Century Fox, Inc., Expiration: April, 2014
Exercise Price: $33.00		758	21,982
URS Corp., Expiration: May, 2014
Exercise Price: $49.75 ^		420	31,080
Volcano Corp., Expiration: April, 2014
Exercise Price: $20.00 ●		553	24,885
Volcano Corp., Expiration: May, 2014
Exercise Price: $21.00 ^		143	8,723
Total Call Options (Premiums Received $2,577,558)			2,621,662
Put Options
Aaron's, Inc., Expiration: May, 2014
Exercise Price: $28.00 ●		357	13,388
Blackhawk Network Holdings, Inc., Expiration: April, 2014
Exercise Price: $24.00 ^		165	20,955
Blackhawk Network Holdings, Inc., Expiration: April, 2014
Exercise Price: $25.00		200	32,000
Chemtura Corp., Expiration: May, 2014
Exercise Price: $22.50 ●		445	13,350
Time Warner Cable, Inc., Expiration: April, 2014
Exercise Price: $130.00		77	3,080
Total Put Options (Premiums Received $51,826)			82,773
Total Written Options (Premiums Received $2,629,384)			2,704,435

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Securities sold short are non-income producing.
^	Indicates a fair valued security. Total market value for fair valued securities is $4,037,108, representing 4.0% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $2,126,287, representing 2.1% of net assets.
+	Defaulted bonds.
#	Restricted security that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
●	Level 2 securities.

Schedule of Investments

Quaker Global Tactical Allocation Fund
March 31, 2014 (Unaudited)
	Number	Fair
	of Shares	Value
Common Stocks — 94.7%

Belgium — 1.6%
Anheuser-Busch InBev NV - ADR (b)	1,155	$121,621
Total Belgium (Cost $96,512)		121,621
Bermuda — 0.5%
Arch Capital Group Ltd. (a)	700	40,278
Total Bermuda (Cost $30,872)		40,278
Cayman Islands — 1.8%
Qihoo 360 Technology Co. Ltd. - ADR (a)	825	82,154
Vipshop Holdings Ltd. - ADS (a)	375	55,987
		138,141
Total Cayman Islands (Cost $145,152)		138,141
Curacao — 1.7%
Schlumberger Ltd.	1,290	125,775
Total Curacao (Cost $110,574)		125,775
Finland — 1.9%
Nokia OYJ - ADR (a)	20,120	147,681
Total Finland (Cost $150,249)		147,681
France — 2.3%
Sanofi - ADR (b)	3,410	178,275
Total France (Cost $161,455)		178,275
Germany — 3.3%
Adidas AG - ADR	1,085	58,915
Bayerische Motoren Werke AG - ADR	4,590	192,826
		251,741
Total Germany (Cost $185,930)		251,741
India — 2.5%
HDFC Bank Ltd. - ADR	4,590	188,328
Total India (Cost $149,328)		188,328
Ireland — 1.7%
Alkermes PLC (a)	2,910	128,302
Total Ireland (Cost $96,571)		128,302
Japan — 1.2%
Toyota Motor Corp. - ADR	840	94,836
Total Japan (Cost $100,489)		94,836
Netherlands — 3.8%
Koninklijke Philips NV - ADR	4,675	164,373
NXP Semiconductor NV (a)	2,165	127,324
		291,697
Total Netherlands (Cost $240,628)		291,697
Spain — 2.1%
Abengoa SA - ADR (a)(b)	6,975	162,169
Total Spain (Cost $123,498)		162,169
Switzerland — 8.8%
ABB Ltd. - ADR (b)	2,935	75,694
ACE Ltd.	1,200	118,872
Logitech International SA (b)	6,270	93,360
Novartis AG - ADR	2,165	184,068
Roche Holdings, Ltd. - ADR	5,270	198,784
		670,778
Total Switzerland (Cost $563,547)		670,778
United Kingdom — 4.7%
Diageo PLC - ADR (b)	470	58,557
InterContinental Hotels Group PLC - ADR (b)	2,417	78,311
Prudential PLC - ADR	3,505	149,103
Rio Tinto PLC - ADR (b)	1,350	75,370
		361,341
Total United Kingdom (Cost $317,020)		361,341

United States — 56.8%
Abbott Laboratories		2,950	113,604
AbbVie, Inc.		1,525	78,385
Akamai Technologies, Inc. (a)		670	39,001
Amazon.com, Inc. (a)(b)		334	112,398
American Airlines Group, Inc. (a)(b)		5,389	197,223
Amgen, Inc.		2,795	344,735
AMR Corp. Escrow (a)^		7,600	60,952
Biogen Idec, Inc. (a)		960	293,635
CBS Corp. (b)		2,370	146,466
Celgene Corp. (a)		675	94,230
Citigroup, Inc.		405	19,278
Delta Air Lines, Inc.		4,490	155,578
eBay, Inc. (a)		1,315	72,641
Expedia, Inc.		1,300	94,250
Facebook, Inc. Class A (a)		1,575	94,878
Gilead Sciences, Inc. (a)(b)		3,120	221,083
Google, Inc. Class A (a)		263	293,116
Honeywell International Inc.		610	56,584
Kansas City Southern		367	37,456
Las Vegas Sands Corp.		1,810	146,212
Mastercard, Inc. Class A		1,975	147,532
Mead Johnson Nutrition Co.		1,230	102,262
Micron Technology, Inc. (a)		3,435	81,272
Mondelez International, Inc.		3,325	114,879
Monsanto Co.		1,040	118,321
Morgan Stanley		5,140	160,214
Red Hat, Inc. (a)		1,450	76,821
Regeneron Pharmaceuticals, Inc. (a)(b)		475	142,633
Time Warner, Inc.		1,670	109,101
Twenty-First Century Fox, Inc. Class A		4,605	147,222
United Continental Holdings, Inc. (a)		3,360	149,957
Vertex Pharmaceuticals, Inc. (a)		825	58,344
Viacom, Inc.		1,325	112,612
Visa, Inc. Class A (b)		695	150,023
			4,342,898
Total United States (Cost $3,560,423)			4,342,898
Total Common Stocks
Cost ($6,032,248)			7,243,861

Investments Purchased with Proceeds from Securities Lending — 20.3%

Money Market Funds — 20.3%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.18% (c)(d)		1,555,783	1,555,783
Total Investments Purchased with Proceeds from Securities Lending
(Cost $1,555,783)			1,555,783
Total Investments
(Cost $7,588,031) — 115.0%			8,799,644
Liabilities in Excess of Other Assets , Net (15.0)%			(1,148,898)
Total Net Assets — 100.0%			$7,650,746
Schedule of Securities Sold Short (e)
Exchange-Traded Funds

CurrencyShares Australian Dollar Trust		1,530	142,091
Total Exchange-Traded Funds			142,091
Total Securities Sold Short (Proceeds: $154,611)			142,091

ADR	- American Depositary Receipt
ADS	- American Depositary Share
(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Securities sold short are non-income producing.
^	Indicates a fair valued security. Total market value for fair valued securities is $60,952, representing
	0.8% of net assets and Level 3 securities.

Schedule of Investments

Quaker Mid-Cap Value Fund
March 31, 2014 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 82.0%

Basic Materials — 5.5%
Chemicals — 3.3%
Axiall Corp.	3,883	$174,424
FMC Corp. (b)	1,331	101,901
		276,325
Iron & Steel Production — 2.2%
Steel Dynamics, Inc.	10,596	188,503
Total Basic Materials (Cost $325,079)		464,828
Communications — 1.9%
Telecommunications — 1.9%
JDS Uniphase Corp. (a)	9,460	132,440
Knowles Corp. (a)	899	28,381
		160,821
Total Communications (Cost $140,622)		160,821
Consumer, Cyclical — 14.4%
Airlines — 1.8%
Southwest Airlines Co. (b)	6,640	156,770
Auto Parts & Equipment — 2.2%
Dana Holding Corp. (b)	7,939	184,741
Home Furnishings — 4.0%
Harman International Industries, Inc.	1,536	163,430
Whirlpool Corp.	1,151	172,029
		335,459
Retail — 6.4%
American Eagle Outfitters, Inc.	8,387	102,657
Foot Locker, Inc.	4,439	208,544
JC Penney Co., Inc. (a)(b)	7,758	66,874
Nordstrom, Inc. (b)	2,629	164,181
		542,256
Total Consumer, Cyclical (Cost $939,046)		1,219,226
Consumer, Non-cyclical — 6.9%
Food — 0.9%
Safeway Inc.	2,194	81,046
Healthcare-Products — 4.3%
Hospira, Inc. (a)	4,342	187,792
Zimmer Holdings, Inc.	1,863	176,203
		363,995
Healthcare-Services — 1.7%
Community Health Systems, Inc. (a)(b)	3,622	141,874
Total Consumer, Non-cyclical (Cost $482,915)		586,915
Energy — 6.8%
Oil & Gas — 6.8%
Atwood Oceanics, Inc. (a)	2,537	127,839
Denbury Resources, Inc. (b)	7,088	116,243
Helmerich & Payne, Inc. (b)	1,913	205,762
Whiting Petroleum Corp. (a)	1,892	131,286
		581,130
Total Energy (Cost $388,709)		581,130
Financial — 12.3%
Banks — 5.8%
Huntington Bancshares, Inc.	16,846	167,955
Keycorp	11,967	170,410
Regions Financial Corp.	14,056	156,162
		494,527

Insurance — 6.5%
Protective Life Corp.	3,931	206,731
Reinsurance Group of America, Inc., Class A	2,214	176,301
Torchmark Corp. (b)	2,102	165,427
		548,459
Total Financial (Cost $603,132)		1,042,986
Industrial — 14.9%
Electrical Components & Equipment — 1.7%
Energizer Holdings, Inc.	1,457	146,778
Electronics — 0.9%
Woodward, Inc.	1,784	74,090
Hand & Machine Tools — 3.0%
Regal-Beloit Corp.	1,690	122,880
Stanley Black & Decker, Inc.	1,629	132,340
		255,220
Machinery-Diversified — 3.7%
AGCO Corp. (b)	2,941	162,226
Roper Industries, Inc.	1,114	148,730
		310,956
Miscellaneous Manufacturing — 5.6%
Dover Corp.	1,725	141,019
Parker Hannifin Corp.	1,516	181,480
Trinity Industries, Inc.	2,164	155,960
		478,459
Total Industrial (Cost $1,036,845)		1,265,503
Technology — 10.3%
Computers — 4.0%
Cadence Design Systems, Inc. (a)(b)	11,812	183,559
NCR Corp. (a)	4,201	153,547
		337,106
Semiconductors — 6.3%
KLA-Tencor Corp.	2,201	152,177
Skyworks Solutions, Inc. (a)	5,394	202,383
Teradyne, Inc. (a)(b)	9,096	180,919
		535,479
Total Technology (Cost $675,922)		872,585
Utilities — 9.0%
Electric — 3.3%
Westar Energy, Inc. (b)	4,702	165,322
Xcel Energy, Inc.	3,798	115,307
		280,629
Gas — 5.7%
Centerpoint Energy, Inc.	6,751	159,931
Questar Corp.	6,615	157,305
UGI Corp.	3,700	168,757
		485,993
Total Utilities (Cost $604,833)		766,622
Total Domestic Common Stocks
(Cost $5,197,103)		6,960,616

Foreign Common Stocks — 5.5%

Bermuda — 1.7%
Diversified Financial Services — 1.7%
Invesco Ltd.	3,930	145,410
Total Bermuda (Cost $81,105)		145,410
Canada — 3.8%
Apparel — 1.4%
Gildan Activewear, Inc., Class A (b)	2,369	119,350
Oil & Gas — 2.4%
Ultra Petroleum Corp. (a)(b)	7,462	200,653
Total Canada (Cost $217,366)		320,003
Total Foreign Common Stocks
(Cost $298,471)		465,413

Real Estate Investment Trusts — 9.0%

Brixmor Property Group Inc. (b)	6,508	138,816
Camden Property Trust (b)	2,257	151,986
DDR Corp.	8,352	137,641
Host Hotels & Resorts, Inc.	7,778	157,427
Mid-America Apartment Communities, Inc.	2,566	175,181
		761,051
Total Real Estate Investment Trusts
(Cost $671,404)		761,051

Investments Purchased with Proceeds from Securities Lending — 25.0%

Money Market Funds — 25.0%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.18% (c)(d)	2,126,700	2,126,700
Total Investments Purchased with Proceeds from Securities Lending
(Cost $2,126,700)		2,126,700
Total Investments
(Cost $8,293,678) — 121.5%		10,313,780
Liabilities in Excess of Other Assets , Net (21.5)%		(1,827,592)
Total Net Assets — 100.0%		$8,486,188
(a) Non-income producing security.
(b) All or a portion of the security out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

Schedule of Investments

Quaker Small-Cap Value Fund
March 31, 2014 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 83.9%

Basic Materials — 4.9%
Chemicals — 0.5%
Westlake Chemical Corp.	3,000	$198,540
Forest Products & Paper — 3.0%
Domtar Corp. (b)	4,200	471,324
KapStone Paper and Packaging Corp. (a)	4,900	141,316
Resolute Forest Products, Inc. (a)	25,200	506,268
		1,118,908
Iron & Steel — 1.4%
United States Steel Corp. (b)	19,300	532,873
Total Basic Materials (Cost $1,534,114)		1,850,321
Communications — 4.0%
Internet — 0.3%
United Online, Inc.	10,900	126,004
Media — 0.3%
Starz (a)	3,200	103,296
Telecommunications — 3.4%
ADTRAN, Inc.	18,000	439,380
Fairpoint Communications, Inc. (a)	7,000	95,200
Inteliquent, Inc. (b)	30,300	440,259
LogMeIn, Inc. (a)(b)	6,900	309,741
		1,284,580
Total Communications (Cost $1,164,222)		1,513,880
Consumer, Cyclical — 15.5%
Airlines — 1.9%
Hawaiian Holdings, Inc. (a)(b)	31,900	445,324
JetBlue Airways Corp. (a)(b)	22,800	198,132
Spirit Airlines Inc. (a)	1,500	89,100
		732,556
Auto Manufacturers — 0.8%
Oshkosh Corp.	5,200	306,124
Auto Parts & Equipment — 4.0%
Federal-Mogul Holdings Corp. (a)	5,200	97,292
The Goodyear Tire & Rubber Co. (b)	9,400	245,622
Lear Corp.	5,900	493,948
Meritor, Inc. (a)	17,200	210,700
Tower International, Inc. (a)	17,200	468,184
		1,515,746
Distribution & Wholesale — 2.8%
Arrow Electronics, Inc. (a)	8,400	498,624
Core-Mark Holding Co., Inc.	1,200	87,120
Ingram Micro, Inc. (a)	16,000	472,960
		1,058,704
Home Builders — 0.8%
NVR, Inc. (a)	260	298,220
Lodging — 0.5%
The Marcus Corp.	10,100	168,670
Retail — 4.1%
Asbury Automotive Group Inc. (a)	2,100	116,151
The Finish Line, Inc. Class A	17,900	484,911
Foot Locker, Inc.	9,200	432,216
Jack in the Box, Inc. (a)	2,600	153,244
Kirkland's, Inc. (a)	3,700	68,413
Rite Aid Corp. (a)	48,200	302,214
		1,557,149

Textiles — 0.6%
UniFirst Corp.	2,100	230,874
Total Consumer, Cyclical (Cost $5,086,648)		5,868,043
Consumer, Non-cyclical — 17.5%
Agriculture — 1.2%
Andersons, Inc. (b)	7,350	435,414
Biotechnology — 6.2%
Acorda Therapeutics Inc. (a)	6,300	238,833
Cubist Pharmaceuticals, Inc. (a)	3,500	256,025
Emergent Biosolutions, Inc. (a)	10,600	267,862
Ligand Pharmaceuticals Inc. (a)	1,200	80,712
Momenta Pharmaceuticals, Inc. (a)	11,700	136,305
Myriad Genetics, Inc. (a)(b)	13,600	464,984
PDL BioPharma, Inc. (b)	53,800	447,078
United Therapeutics Corp. (a)	4,900	460,747
		2,352,546
Commercial Services — 5.5%
The Brink's Co.	8,510	242,961
Global Cash Access Holdings, Inc. (a)	36,000	246,960
ITT Educational Services, Inc. (a)(b)	12,500	358,500
MoneyGram International, Inc. (a)	8,400	148,260
Monster Worldwide, Inc. (a)	17,200	128,656
Net 1 UEPS Technologies, Inc. (a)	12,300	122,508
The Providence Services Corp. (a)	15,500	438,340
United Rentals, Inc. (a)	4,200	398,748
		2,084,933
Healthcare-Products — 0.2%
Cyberonics, Inc. (a)	1,400	91,350
Healthcare-Services — 0.8%
Health Net Inc. (a)	8,900	302,689
Household Products & Wares — 0.5%
Jarden Corp. (a)	2,800	167,524
Pharmaceuticals — 3.1%
Lannett Company, Inc. (a)	2,700	96,444
Omnicare, Inc. (b)	7,500	447,525
PharMerica Corp. (a)	10,800	302,184
Questcor Pharmaceuticals, Inc. (b)	5,040	327,247
		1,173,400
Total Consumer, Non-cyclical (Cost $6,100,294)		6,607,856
Energy — 5.7%
Oil & Gas — 5.7%
Gran Tierra Energy, Inc. (a)	14,700	109,956
Parker Drilling Co. (a)	17,800	126,202
SEACOR Holdings Inc. (a)(b)	5,500	475,310
SM Energy Co.	6,300	449,127
Targa Resources Corp.	5,100	506,226
VAALCO Energy, Inc. (a)	58,000	495,900
		2,162,721
Total Energy (Cost $2,058,346)		2,162,721
Financial — 13.2%
Banks — 2.5%
Lakeland Financial Corp. (b)	6,000	241,320
SVB Financial Group (a)	2,600	334,828
United Community Banks, Inc. (a)	10,300	199,923
Wilshire Bancorp, Inc.	16,900	187,590
		963,661
Diversified Financial Services — 3.7%
Manning & Napier, Inc.	16,900	283,413
Outerwall Inc. (a)(b)	5,300	384,250
Waddell & Reed Financial, Inc. (b)	7,000	515,340
World Acceptance Corp. (a)(b)	2,700	202,716
		1,385,719

Insurance — 6.4%
American Financial Group, Inc.	4,600	265,466
Assurant, Inc. (b)	7,300	474,208
Genworth Financial Inc. Class A (a)	30,870	547,325
Hanover Insurance Group Inc.	7,600	466,944
Reinsurance Group of America, Inc.	6,200	493,706
Unum Group	5,000	176,550
		2,424,199
Real Estate — 0.6%
CBRE Group, Inc. (a)	4,600	126,178
Jones Lang LaSalle Inc.	1,000	118,500
		244,678
Total Financial (Cost $4,408,211)		5,018,257
Industrial — 14.9%
Aerospace & Defense — 2.6%
AAR Corp.	2,490	64,616
Alliant Techsystems, Inc. (b)	3,300	469,095
Exelis, Inc.	22,700	431,527
		965,238
Building Materials — 3.6%
Comfort Systems U.S.A., Inc.	18,700	284,988
Drew Industries, Inc.	9,080	492,136
Nortek, Inc. (a)	2,100	172,641
Patrick Industries, Inc. (a)	5,100	226,083
Universal Forest Products, Inc.	3,500	193,690
		1,369,538
Electronics — 2.0%
Avnet, Inc.	6,600	307,098
Benchmark Electronics, Inc. (a)	19,100	432,615
		739,713
Engineering & Construction — 2.2%
AECOM Technology Corp. (a)	4,500	144,765
Argan, Inc.	11,000	327,030
Dycom Industries, Inc. (a)	11,500	363,515
		835,310
Metal Fabricate & Hardware — 0.3%
Rexnord Corp. (a)	3,900	113,022
Miscellaneous Manufacturing — 2.1%
Smith & Wesson Holding Corp. (a)(b)	37,600	549,712
SPX Corp.	2,400	235,944
		785,656
Packaging & Containers — 0.8%
Packaging Corp. of America	4,500	316,665
Shipbuilding — 1.3%
Huntington Ingalls Industries, Inc.	4,900	501,074
Total Industrial (Cost $4,396,033)		5,626,216
Technology — 5.5%
Computers — 3.7%
Insight Enterprises, Inc. (a)	6,900	173,259
j2 Global, Inc. (b)	2,700	135,135
Lexmark International, Inc. (b)	11,100	513,819
Manhattan Associates, Inc. (a)	8,900	311,767
Unisys Corp. (a)	8,900	271,094
		1,405,074
Semiconductors — 1.3%
QLogic Corp. (a)	38,400	489,600
Software — 0.5%
Progress Software Corp. (a)	9,300	202,740
Total Technology (Cost $1,863,719)		2,097,414
Utilities — 2.7%
Electric — 1.2%
Calpine Corp. (a)	4,400	92,004
El Paso Electric Co.	10,200	364,446
		456,450

Gas — 1.5%
Atmos Energy Corp.	5,800	273,354
Vectren Corp.	7,300	287,547
		560,901
Total Utilities (Cost $938,902)		1,017,351
Total Domestic Common Stocks
(Cost $27,550,489)		31,762,059

Foreign Common Stocks — 11.8%

Bermuda — 5.6%
Insurance — 4.6%
Aspen Insurance Holdings Ltd.	11,100	440,670
Axis Capital Holdings Ltd.	5,900	270,515
Everest Re Group, Ltd.	3,200	489,760
PartnerRe Ltd.	4,600	476,100
Platinum Underwriters Holdings Ltd.	1,400	84,140
		1,761,185
Semiconductors — 1.0%
Marvell Technology Group Ltd.	23,000	362,250
Total Bermuda (Cost $1,814,111)		2,123,435
Canada — 2.4%
Commercial Services — 1.0%
FirstService Corp. (b)	8,440	400,984
Electrical Components & Equipment — 0.3%
Canadian Solar Inc. (a)(b)	3,100	99,324
Healthcare-Products — 0.7%
Nordion, Inc. (a)	22,900	263,808
Oil & Gas — 0.4%
Precision Drilling Corp.	11,600	138,852
Total Canada (Cost $844,963)		902,968
Cayman Islands — 2.0%
Insurance — 1.1%
Greenlight Capital Re Ltd. (a)	13,200	432,960
Pharmaceuticals — 0.9%
Herbalife Ltd. (b)	5,900	337,893
Total Cayman Islands (Cost $757,947)		770,853
Guernsey — 0.5%
Telecommunications — 0.5%
Amdocs Ltd.	4,100	190,486
Total Guernsey (Cost $118,202)		190,486
Netherlands — 0.2%
Diversified Financial Services — 0.2%
AerCap Holdings N.V. (a)	1,800	75,942
Total Netherlands (Cost $30,589)		75,942
Singapore — 0.8%
Electronics — 0.8%
Flextronics International Ltd. (a)	30,700	283,668
Total Singapore (Cost $256,805)		283,668
Switzerland — 0.3%
Insurance — 0.3%
Allied World Assurance Co. Holdings AG	1,270	131,051
Total Switzerland (Cost $103,557)		131,051
Total Foreign Common Stocks
(Cost $3,926,174)		4,478,403

Real Estate Investment Trusts — 3.2%

Ashford Hospitality Prime, Inc.	500	7,560
Ashford Hospitality Trust, Inc.	14,000	157,780
DiamondRock Hospitality Co.	6,600	77,550
Dupont Fabros Technology, Inc. (b)	18,900	454,923
RLJ Lodging Trust	18,400	492,016
1,189,829

Total Real Estate Investment Trusts
(Cost $1,146,257)	1,189,829

Investments Purchased with Proceeds from Securities Lending — 20.3%

Money Market Funds — 20.3%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.18% (c)(d)	7,695,627	7,695,627
Total Investments Purchased with Proceeds from Securities Lending
(Cost $7,695,627)		7,695,627
Total Investments
(Cost $40,318,547) — 119.2%		45,125,918
Liabilities in Excess of Other Assets , Net (19.2)%		(7,284,099)
Total Net Assets — 100.0%		$37,841,819

(a) Non-income producing security.
(b) All or a portion of the security out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

Schedule of Investments

Quaker Strategic Growth Fund
March 31, 2014 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 76.0%

Basic Materials — 1.6%
Chemicals — 1.6%
Monsanto Co.	23,265	$2,646,859
Total Basic Materials (Cost $2,468,353)		2,646,859
Communications — 17.9%
Internet — 9.3%
Amazon.com, Inc. (a)	7,225	2,431,357
eBay, Inc. (a)	44,585	2,462,875
Expedia, Inc.	28,225	2,046,313
Facebook, Inc. Class A (a)	34,310	2,066,834
Google, Inc. Class A (a)	5,760	6,419,578
		15,426,957
Media — 8.6%
AMC Networks Inc. Class A (a)	34,715	2,537,319
CBS Corp. (b)	52,710	3,257,478
Time Warner, Inc.	39,930	2,608,627
Twenty-First Century Fox, Inc. Class A	105,575	3,375,233
Viacom, Inc.	28,700	2,439,213
		14,217,870
Total Communications (Cost $26,260,931)		29,644,827
Consumer, Cyclical — 12.6%
Airlines — 8.0%
American Airlines Group, Inc. (a)	133,727	4,894,417
AMR Corp. Escrow (a)^	211,235	1,694,105
Delta Air Lines, Inc.	99,985	3,464,480
United Continental Holdings, Inc. (a)	73,505	3,280,528
		13,333,530
Auto Parts & Equipment — 1.0%
TRW Automotive Holdings Corp. (a)	21,315	1,739,730
Lodging — 2.0%
Las Vegas Sands Corp.	40,379	3,261,816
Retail — 1.6%
Dunkin' Brands Group, Inc. (b)	51,825	2,600,578
Total Consumer, Cyclical (Cost $12,207,288)		20,935,654
Consumer, Non-cyclical — 28.0%
Biotechnology — 17.5%
Amgen, Inc.	61,580	7,595,277
Biogen Idec, Inc. (a)	24,790	7,582,517
Celgene Corp. (a)	14,615	2,040,254
Cubist Pharmaceuticals, Inc. (a)	33,810	2,473,201
Gilead Sciences, Inc. (a)(b)	68,705	4,868,436
Regeneron Pharmaceuticals, Inc. (a)(b)	10,453	3,138,827
Vertex Pharmaceuticals, Inc. (a)	17,880	1,264,474
		28,962,986
Commercial Services — 2.5%
Hertz Global Holdings, Inc. (a)(b)	33,025	879,786
Mastercard, Inc. Class A	44,135	3,296,884
		4,176,670
Food — 1.5%
Mondelez International, Inc.	72,365	2,500,211
Pharmaceuticals — 6.5%
Abbott Laboratories	66,580	2,563,996
AbbVie, Inc.	35,130	1,805,682
Eli Lilly & Company	65,160	3,835,318
Mead Johnson Nutrition Co.	31,935	2,655,076
		10,860,072
Total Consumer, Non-cyclical (Cost $39,798,948)		46,499,939
Energy — 0.8%
Oil & Gas — 0.8%
Anadarko Petroleum Corp.	16,140	1,368,026
Total Energy (Cost $1,310,167)		1,368,026
Financial — 9.2%
Banks — 2.4%
Citigroup, Inc.	8,740	416,024
Morgan Stanley	114,655	3,573,796
		3,989,820

Diversified Financial Services — 3.9%
The Charles Schwab Corp.	111,085	3,035,953
Visa, Inc. Class A (b)	15,435	3,331,799
		6,367,752
Insurance — 2.9%
Hartford Financial Services Group, Inc.	72,980	2,574,005
Marsh & McLennan Cos., Inc.	45,643	2,250,200
		4,824,205
Total Financial (Cost $13,543,702)		15,181,777
Industrial — 0.7%
Electronics — 0.7%
Honeywell International Inc.	13,235	1,227,679
Total Industrial (Cost $1,228,389)		1,227,679
Technology — 5.2%
Semiconductors — 1.1%
Micron Technology, Inc. (a)	74,825	1,770,360
Software — 4.1%
Activision Blizzard, Inc.	110,200	2,252,488
Akamai Technologies, Inc. (a)	14,400	838,224
Autodesk, Inc. (a)	41,155	2,024,003
Red Hat, Inc. (a)	31,445	1,665,956
		6,780,671
Total Technology (Cost $8,404,466)		8,551,031
Total Domestic Common Stocks
(Cost $105,222,244)		126,055,792

Foreign Common Stocks — 18.6%

Belgium — 1.6%
Beverages — 1.6%
Anheuser-Busch InBev NV - ADR (b)	25,645	2,700,419
Total Belgium (Cost $2,386,889)		2,700,419
Curacao — 1.7%
Oil & Gas Services — 1.7%
Schlumberger Ltd.	28,950	2,822,625
Total Curacao (Cost $2,533,753)		2,822,625
Finland — 1.3%
Telecommunications — 1.3%
Nokia OYJ - ADR (a)	285,310	2,094,175
Total Finland (Cost $2,261,362)		2,094,175
France — 2.4%
Pharmaceuticals — 2.4%
Sanofi - ADR (b)	75,970	3,971,712
Total France (Cost $3,750,616)		3,971,712
Germany — 0.8%
Apparel — 0.8%
Adidas AG - ADR	23,895	1,297,499
Total Germany (Cost $996,969)		1,297,499
Ireland — 1.5%
Pharmaceuticals — 1.5%
Actavis PLC (a)	12,085	2,487,697
Total Ireland (Cost $2,371,287)		2,487,697
Netherlands — 1.9%
Semiconductors — 1.9%
NXP Semiconductor NV (a)	53,090	3,122,223
Total Netherlands (Cost $2,622,865)		3,122,223
Switzerland — 6.7%
Insurance — 1.6%
ACE Ltd.	27,080	2,682,545
Pharmaceuticals — 5.1%
Novartis AG - ADR	47,600	4,046,952
Roche Holdings, Ltd. - ADR	116,075	4,378,349
		8,425,301
Total Switzerland (Cost $9,699,799)		11,107,846
United Kingdom — 0.7%
Beverages — 0.7%
Diageo PLC - ADR (b)	9,850	1,227,211
Total United Kingdom (Cost $1,248,431)		1,227,211
Total Foreign Common Stocks
(Cost $27,871,971)		30,831,407

Investments Purchased with Proceeds from Securities Lending — 13.1%

Money Market Funds — 13.1%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.18% (c)(d)	21,742,616	21,742,616
Total Investments Purchased with Proceeds from Securities Lending
(Cost $21,742,616)		21,742,616

Total Investments
(Cost $154,836,831) — 107.7%			178,629,815
Liabilities in Excess of Other Assets , Net (7.7)%			(12,768,065)
Total Net Assets — 100.0%			$165,861,750

ADR	-	American Depositary Receipt
(a)		Non-income producing security.
(b)		All or a portion of the security out on loan.
(c)		The rate shown is the annualized seven-day effective yield at period end.
(d)		Represents investments of collateral received from securities lending transactions.
^		Indicates a fair valued security. Total market value for fair valued securities is $1,694,105, representing
		1.0.% of net assets and Level 3 securities.

The cost basis of investments for federal income tax purposes at March 31, 2014 for the Quaker Funds were as follows+:

		Gross	Gross	Net Unrealized
	Cost	Appreciation	(Depreciation)	Appreciation
Event Arbitrage	99,642,356	4,498,243	(4,482,373)	15,870
Global Tactical Allocation	7,588,031	1,306,821	(95,208)	1,211,613
Mid-Cap Value	8,293,678	2,091,392	(71,290)	2,020,102
Small-Cap Value	40,318,547	5,438,250	(630,879)	4,807,371
Strategic Growth	154,836,831	25,378,029	(1,585,045)	23,792,984

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Quaker Funds' previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Summary of Fair Value Exposure at March 31, 2014 (Unaudited)
The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 - Prices determined using significant unobservable inputs (including the Fund's own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the inputs used to value the Funds' investments as of March 31, 2014.

QUAKER EVENT ARBITRAGE FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$65,874,128	$151	$1,462,062	$67,336,341
Foreign Common Stocks	5,657,461	3,960	-	5,661,421
Preferred Stocks	403,409	-	1,194,000	1,597,409
Real Estate Investment Trusts	2,775,580	-	-	2,775,580
Rights	207,870	-	0	207,870
Warrants	-	-	785,057	785,057
Asset Backed Securities	-	1,785,191	-	1,785,191
Convertible Bonds	-	1,353,680	100,000	1,453,680
Corporate Bonds	-	3,526,611	470,000	3,996,611
Mortgage Backed Securities	-	1,646,043	-	1,646,043
Municipal Bonds	-	1,376,022	-	1,376,022
Term Loan	-	-	511,054	511,054
Purchased Options	1,599,525	866,300	37,590	2,503,415
Investments Purchased with Proceeds from Securities Lending	8,022,532	-	-	8,022,532
Total Investments in Securities	$84,540,505	$10,557,958	$4,559,763	$99,658,226
Common Stocks sold short	$(829,874)	$-	$-	$(829,874)
Real Estate Investment Trusts sold short	(382,800)	-	-	(382,800)
Written Options sold short	(1,107,997)	(1,073,783)	(522,655)	(2,704,435)
Total Investments in Securities sold short	$(2,320,671)	$(1,073,783)	$(522,655)	$(3,917,109)

QUAKER GLOBAL TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,182,909	$-	$60,952	$7,243,861
Investments Purchased with Proceeds from Securities Lending	1,555,783	-	-	1,555,783
Total Investments in Securities	$8,738,692	$-	$60,952	$8,799,644
Exchange-Traded Funds sold short	142,091	-	-	142,091
Total Investments in Securities sold short	$142,091	$-	$-	$142,091

QUAKER MID-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$6,960,616	$-	$-	$6,960,616
Foreign Common Stocks	465,413	-	-	465,413
Real Estate Investment Trusts	761,051	-	-	761,051
Investments Purchased with Proceeds from Securities Lending	2,126,700	-	-	2,126,700
Total Investments in Securities	$10,313,780	$-	$-	$10,313,780

QUAKER SMALL-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$31,762,059	$-	$-	$31,762,059
Foreign Common Stocks	4,478,403	-	-	4,478,403
Real Estate Investment Trusts	1,189,829	-	-	1,189,829
Investments Purchased with Proceeds from Securities Lending	7,695,627	-	-	7,695,627
Total Investments in Securities	$45,125,918	$-	$-	$45,125,918

QUAKER STRATEGIC GROWTH FUND
Description	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$124,361,687	$-	$1,694,105	$126,055,792
Foreign Common Stocks	30,831,407	-	-	30,831,407
Investments Purchased with Proceeds from Securities Lending	21,742,616	-	-	21,742,616
Total Investments in Securities	$176,935,710	$-	$1,694,105	$178,629,815

Refer to the Fund's Schedules of Investments for Industry Classifications.
Transfers are recognized at the end of the reporting period.

Level 3 Reconciliation
The following is a reconciliation of Event Arbitrage Fund, Global Tactical Allocation Fund and Strategic Growth Fund's Level 3 investments for which significant unobservable inputs were used in determining fair value. See schedules of investments for industry breakout:

QUAKER EVENT ARBITRAGE FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balance as of
	June 30, 2013	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	3/31/2014
Common Stocks	$1,248,016	$45,623	$-	$-	$166,383	$-	$2,040	$-	$1,462,062
Preferred Stocks	613,000	580,915	-	-	85	-	-	-	1,194,000
Warrants	-	768,540	-	-	16,517	-	-	-	785,057
Asset Backed Securities	240,000	50,000	(420,000)	83,274	288,881	(242,155)	-	-	-
Convertible Bonds	503,750	65,000	-	-	271,837	160,413	100,000	(1,001,000)	100,000
Corporate Bonds	0	485,000	-	-	(15,000)	-	-	-	470,000
Term Loan	511,054	-	-	-	-	-	-	-	511,054
Purchased Options	626,467	55,104	(514,847)	(23,450)	(105,684)	-	-	-	37,590
	$3,742,287	$2,050,182	$(934,847)	$59,824	$623,019	$(81,742)	$102,040	$(1,001,000)	$4,559,763
Written Options	$(916,623)	$(572,841)	$817,986	$(212,068)	$360,891	$-	$-	$-	$(522,655)
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2014									$200,657

QUAKER GLOBAL TACTICAL ALLOCATION FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balance as of
	June 30, 2013	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	3/31/2014
Common Stocks	$-	$7,086	$-	$-	$53,866	$-	$-	$-	$60,952
	$-	$7,086	$-	$-	$53,866	$-	$-	$-	$60,952
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2014									$53,866

QUAKER STRATEGIC GROWTH FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balance as of
	June 30, 2013	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	3/31/2014
Common Stocks	$-	$173,683	$-	$-	$1,520,422	$-	$-	$-	$1,694,105
	$-	$173,683	$-	$-	$1,520,422	$-	$-	$-	$1,694,105
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2014									$1,520,422

There have been no transfers in and out of Level 1 and Level 2 fair value measuerments as of March, 2014, except for the Event Arbitrage Fund listed below:

Transfers out of Level 1 into Level 2	$151	Due to a decrease of market activity.
Transfers out of Level 1 into Level 3	$2,040	Due to a decrease of market activity.
Transfers out of Level 2 into Level 1	$5,009	Due to an increase of market activity.
Transfers out of Level 2 into Level 3	$100,000	Due to a decrease of market activity.
Transfers out of Level 3 into Level 2	$1,001,000	Due to an increase of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at March 31, 2014

QUAKER EVENT ARBITRAGE FUND

	Fair Value at	Valuation	Unobservable
	March 31, 2014	Technique	Input
Common Stocks	$-	Qualitative assessment	Uncertainty of any additional future payout
Common Stocks	45,623	Qualitative assessment	Single broker quote
Common Stocks	468,440	Qualitative assessment	Based on buyout prior to appraisal action
Common Stocks	947,590	Qualitative assessment	Last traded price
Common Stocks	409	Qualitative assessment	Last traded price of pre-conversion bond adjusted to post-reorg. equity
Preferred Stocks	500,000	Qualitative assessment	Single broker quote
Preferred Stocks	694,000	Qualitative assessment	Last traded price
Rights	-	Qualitative assessment	Uncertainty of any additional future payout
Warrants	785,057	Qualitative assessment	Single broker quote
Convertible Bonds	100,000	Qualitative assessment	Principal after changes in indenture
Corporte Bonds	-	Qualitative assessment	Uncertainty of any additional future payout
Corporte Bonds	470,000	Qualitative assessment	Single broker quote
Term Loan	511,054	Qualitative assessment	Prior transaction cost
Purchased Options	37,590	Options pricing model	Implied Volatility
Written Options	(522,655)	Options pricing model	Implied Volatility

QUAKER GLOBAL TACTICAL ALLOCATION FUND

	Fair Value at	Valuation	Unobservable
	March 31, 2014	Technique	Input
Common Stocks	$60,952	Qualitative assessment	Projected final distribution

QUAKER STRATEGIC GROWTH FUND

	Fair Value at	Valuation	Unobservable
	March 31, 2014	Technique	Input
Common Stocks	$1,694,105	Qualitative assessment	Projected final distribution

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2014.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2014 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:

Purchased Option Contracts	Schedule of Investments	$2,503,415	N/A	$-
Written Option Contracts	N/A	-	Schedule of Written Option Contracts	2,704,435
Total		$2,503,415		$2,704,435

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)    /s/ Jeffry H. King, Sr.
                                              Jeffry H. King, Sr.,
                                              Chief Executive Officer

Date  May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jeffry H. King, Sr.
                                                            Jeffry H. King, Sr.,
                                                            Chief Executive Officer

Date  May 23, 2014

By (Signature and Title)  /s/ Laurie Keyes
                                             Laurie Keyes,
                                             Treasurer

Date  May 23, 2014

* Print the name and title of each signing officer under his or her signature.